Significant Accounting Policies - Schedule of Denominator of Basic and Dilutive Earnings Per Share (Details) - Successor [Member] - shares	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Weighted average outstanding common shares	8,471,608	8,471,608	8,471,608	8,413,992	8,471,608
Weighted average shares held in escrow		(142,857)	(142,857)		(142,857)
Weighted average prefunded warrants	1,339,499	1,339,499	1,339,499	1,339,499	1,339,499
Weighted shares outstanding - basic and diluted	9,811,107	9,668,250	9,668,250	9,753,491	9,668,250